COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Transportation Commitments
Other Commitments
Total	$ 545,636
2022	72,241
2023	72,802
2024	73,201
2025	74,014
2026	74,464
Thereafter	178,914
Processing Commitments
Other Commitments
Total	6,311
2022	1,202
2023	1,202
2024	1,206
2025	1,202
2026	1,202
Thereafter	297
Service Workover Rigs Commitments
Other Commitments
Total	9,828
2022	7,884
2023	$ 1,944